Note 10 - Net Restructuring by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Restructuring by Type
Restructuring, Staff related	€ 479	€ 641	€ 367
thereof: [Abstract]
Termination Benefits	441	476	248
Retention Acceleration	36	156	113
Social Security	1	9	6
Restructuring, Non Staff related	6	2	(6)
Total Net Restructuring Charges	€ 485	€ 644	€ 360